Exhibit 99.1

KPMG LLP
1676 International Drive
McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Strategic Funding Source Inc. (the “Company”)

Guggenheim Securities, LLC

(together with the Company, the “Specified Parties”)

Re: SFS Asset Securitization LLC, Asset-Backed Notes, Series 2018-1 (the “Notes”) – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “Final Feb 2018 Datatape Eligibles Only.xlsx,” containing certain information related to 4,438 small business receivables and business loan contracts (the “Receivables”) as of the close of business on February 28, 2018 (the “Cutoff Date”) provided by the Company on April 3, 2018 (the “Data File”), which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts, months and percentages were within $1.00 0.1 and 0.1%, respectively.

•	The term “Source Documents” refers to the following information sources provided by the Company: screen shots from the Strategic Funding Source Servicing System, an electronic file entitled “Instructions for KPMG_SFS Platform_Attributes.docx” containing Strategic Funding Source Servicing System directions, and an electronic file entitled “SFS Capital_Risk Score Buckets and Scores_Table.xlsx” containing risk scoring information which we were informed was extracted from the Company’s data warehouse.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

We performed the following procedures:

A.	We were instructed by the Company to select a sample 200 Receivables from the Data File using the following criteria: (i) select the largest 100 Receivables based on unpaid principal balance, and (ii) randomly select another 100 Receivables from the remaining population (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit A.

B.	For each Sample Receivable, we compared the attributes listed below in the Data File to the corresponding information appearing on or derived from the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception.

Attribute	Source Document(s)

MerchantName	Strategic Funding Source Servicing System

Product_Type	Strategic Funding Source Servicing System

State	Strategic Funding Source Servicing System

SIC_Code	Strategic Funding Source Servicing System

FICO	Strategic Funding Source Servicing System

Risk Bucket	SFS Capital_Risk Score Buckets and Scores_Table

Payment_Frequency	Strategic Funding Source Servicing System

Business Founded Date	Strategic Funding Source Servicing System

Business_Age_on_20180228	Strategic Funding Source Servicing System

Remaining SFS Funding Amount	Strategic Funding Source Servicing System

Original_Turn	Strategic Funding Source Servicing System

Remaining_Turn	Strategic Funding Source Servicing System

Fact_Rate	Strategic Funding Source Servicing System

Yield	Strategic Funding Source Servicing System

Remit Mod (Y/N)	Strategic Funding Source Servicing System

MPF	Strategic Funding Source Servicing System

Current_Del_Bucket	Strategic Funding Source Servicing System

Performance	Strategic Funding Source Servicing System

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents, except as listed in Exhibit B.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies and information indicated in the Data File or Source Documents, or instructions provided by the Company, without verification or evaluation of such methodologies, information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Source Documents which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

April 9, 2018

Exhibit A

Sample Loan Number	Contract_ID	Sample Loan Number	Contract_ID	Sample Loan Number	Contract_ID	Sample Loan Number	Contract_ID
1	927401	51	887741	101	923351	151	723021
2	909201	52	754211	102	739751	152	1740972
3	924791	53	743321	103	609401	153	792641
4	914151	54	851321	104	742551	154	800953
5	879501	55	870921	105	696333	155	844053
6	904551	56	663571	106	821501	156	875303
7	883681	57	597941	107	788083	157	683401
8	883991	58	781721	108	1656482	158	683573
9	889961	59	920221	109	697271	159	655011
10	928601	60	834081	110	865301	160	647021
11	876141	61	885541	111	814923	161	639131
12	875561	62	830681	112	896041	162	648841
13	892391	63	833751	113	748561	163	1657552
14	897811	64	705371	114	833883	164	601171
15	851761	65	580571	115	769843	165	794603
16	868251	66	730891	116	729051	166	683213
17	800111	67	751651	117	778121	167	565373
18	850761	68	895601	118	927771	168	751271
19	840121	69	890521	119	846501	169	599191
20	891251	70	876491	120	696401	170	875471
21	853531	71	876293	121	701871	171	798223
22	795351	72	695091	122	763741	172	784423
23	865491	73	565471	123	838633	173	581211
24	884131	74	831281	124	717213	174	786051
25	793901	75	662771	125	571671	175	584283
26	851471	76	764261	126	603941	176	682431
27	834761	77	737051	127	896111	177	794703
28	912291	78	711671	128	759353	178	814701
29	886601	79	843301	129	932881	179	817041
30	841411	80	682651	130	649161	180	821441
31	814341	81	905351	131	685543	181	558891
32	864061	82	913501	132	876641	182	791541
33	857551	83	710761	133	615501	183	658651
34	932421	84	847971	134	798191	184	824073
35	941581	85	792711	135	787121	185	749601
36	792363	86	690241	136	726861	186	809801
37	716811	87	882931	137	682341	187	849753
38	794241	88	754351	138	731573	188	809731
39	786641	89	828371	139	808833	189	686631
40	792061	90	930821	140	831863	190	909821
41	789251	91	670451	141	703671	191	592951
42	785841	92	932781	142	770121	192	751933
43	748401	93	577101	143	696051	193	608821
44	868831	94	700131	144	814101	194	800721
45	759871	95	754251	145	606101	195	909211
46	759551	96	769711	146	798253	196	822743
47	751431	97	777291	147	876221	197	652383
48	829041	98	618221	148	799863	198	831843
49	743301	99	808611	149	708031	199	702101
50	747401	100	621071	150	845853	200	747451

Exhibit B

Sample Loan Number	Contract_ID	Attribute	Per Data File	Per Source Documents

175	584283	FICO	657	653

199	702101	FICO	681	673

94	700131	Business Founded Date	0	N/A

94	700131	Business_Age_on_20180228	0	N/A